Segment, Geographic and Revenue Information (Details 1) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Net revenue from external customers		$ 307,634,389	$ 341,028,267	$ 329,089,036
Non-current assets	[1]	229,585,095	232,980,713
Taiwan [member]
Disclosure of geographical areas [line items]
Net revenue from external customers		99,357,882	108,288,387	104,059,325
Non-current assets	[1]	161,358,754	154,097,271
Japan [member]
Disclosure of geographical areas [line items]
Net revenue from external customers		21,166,864	32,739,262	33,346,041
Singapore [member]
Disclosure of geographical areas [line items]
Net revenue from external customers		39,370,930	35,939,290	31,776,305
Others [member]
Disclosure of geographical areas [line items]
Net revenue from external customers		34,106,676	38,719,680	44,797,228
Non-current assets	[1]	6,941,674	11,037,333
PRC [member]
Disclosure of geographical areas [line items]
Net revenue from external customers		113,632,037	125,341,648	$ 115,110,137
Non-current assets	[1]	$ 61,284,667	$ 67,846,109

[1]	Noncurrent assets are not inclusive of financial instruments, deferred tax assets, and prepaid pension.